Other Liabilities (Details) - Schedule of other liabilities - CLP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Schedule of other liabilities [Abstract]
Accounts and notes payable		$ 259,138	$ 227,518
Income received in advance		798	828
Macro-hedge valuation adjustment	[1]	68,524	51,089
Guarantees received (margin accounts)	[2]	857,679	624,205
Notes payable through brokerage and simultaneous transactions		47,921	12,504
Other payable obligations		286,449	139,622
Withholding VAT		21,909	14,129
Accounts payable insurance companies		12,558	13,911
Other liabilities		51,650	82,047
Total		$ 1,606,626	$ 1,165,853

[1]	Valuation balances of net assets and liabilities at market value subject to macro-hedging
[2]	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.